SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION	13. SEGMENTED INFORMATION Exploration and development of mineral projects is considered the Company’s single business segment. All of the Company’s E&E assets are located in the USA.